Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Related Party Transactions

Note 34 - Related Party Transactions

In accordance with the provisions set forth in the Chilean General Banking Law and the instructions issued by the CMF, related parties are those individuals or corporations related to the ownership or management of the Institution directly or through third parties.

Article 89 of the Ley de Sociedades Anónimas (Chilean Companies Law), which also applies to Banks, establishes that any transaction with a related party must be carried out on an arm’s length basis.

In the case of sociedades anónimas abiertas (publicly traded companies) and their subsidiaries, transactions with related parties involve any negotiation, act, contract or transaction in which the company must intervene; the following are considered as parties related to them: those entities of the corporate group to which the company belongs; the corporations that, with respect to the company, have the status as parent, controlling entity, affiliate, subsidiary; the Directors, Managers, Administrators, Chief Executive Officer or Liquidators of the company, acting in their own names or on behalf of individuals other than the company, and their respective spouses or their relatives up to the second degree of consanguinity, as well as any entity controlled either directly or indirectly, through any of them; and any person who either acting individually or jointly with others with whom it has executed a joint operation agreement, may appoint at least one member of the management of the company or controls 10% or more of its capital stock, with the right to vote, in the case of a sociedad por acciones (stock corporation); those established by the bylaws of the company, or justifiably identified by the Directors’ Committee; and those in which it has acted as Director, Manager, Administrator, Chief Executive Officer or Liquidator of the company, during the last eighteen months. Article 147 of the Ley de Sociedades Anónimas (Chilean Companies Law) sets forth that a sociedad anónima abierta (publicly traded company) may only carry out transactions with related parties when they are intended to contribute to the corporate interest, are adjusted in the price, terms and conditions to those prevailing in the market at the time of their approval and comply with the requirements and the procedure indicated by it. Moreover, Article 84 of the Chilean General Banking Law establishes limits for the loans that may be granted to related parties and the prohibition to grant loans to the Directors, Managers or General Attorneys of the Bank

a)    Loans granted to related parties

As of December 31, 2020 and 2019, the loans granted to related persons are detailed below:

	As of December 31, 2020			As of December 31, 2019
	Productive	Investment		Productive	Investment
	companies	companies	Individuals	companies	companies	Individuals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loans and accounts receivable from customers
Commercial loans	150,796	10,037	6,517	109,840	11,910	5,054
Mortgage loans	—	—	30,124	—	—	29,419
Consumer loans	—	—	7,189	—	—	8,987
Gross loans and accounts receivable from customers	150,796	10,037	43,830	109,840	11,910	43,460
Allowance for loan losses	(6,333)	(885)	(348)	(1,705)	(134)	(283)
Loans and receivables to customers, net	144,463	9,152	43,482	108,135	11,776	43,177

Note 34 - Related Party Transactions, continued

b)    Other transactions and contracts with related parties

Below are the balances as of December 31, 2020 and 2019, for transactions with related parties and the impact on results for the years ended December 31, 2020 and 2019:

		As of and for the year ended December 31, 2020
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(8)
Bcycle Latam SPA	Administrative consulting	—	—	(2,165)
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	—
Combanc S.A.	Data transmission services	—	—	(472)
Comder Contraparte Central S.A	Banking services	—	—	(826)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(8)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(537)
Corp Imagen y diseños S.A.	Marketing	—	—	—
Corp Research S.A.	Advisory services	—	—	—
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(8)
Inmetrics Chile S.A	Other services	—	—	(1,470)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees (*)	(14,175)	—	(4,693)
Inmobiliaria Gabriela S.A	Other services	(708)	—	(128)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,613)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	—	—
Itaú Chile Inv. Serv. y Administración S.A.	Leases (*)	(198)	—	(1,143)
Itaú Unibanco	Business management reimbursement	1,549	2,213	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,319)
Pulso Editorial S.A.	Publishing services	—	—	(24)
Redbanc S.A.	ATM management	—	—	(3,094)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	991	—	(2,388)
Transbank S.A.	Credit card management	—	—	(13,177)

These transactions were carried out at normal market prices prevailing on the date of the transactions.

Note 34 - Related Party Transactions, continued

		As of and for the year ended December 31, 2019
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(567)
Bcycle Latam SPA	Administrative consulting	—	—	(1,518)
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	(3)
Combanc S.A.	Data transmission services	—	—	(366)
Comder Contraparte Central S.A	Banking services	—	—	(910)
Compañía Chilena de Televisión S.A.	Tv broadcasting services	—	—	(47)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(382)
Corp Imagen y diseños S.A.	Marketing	—	—	(101)
Corp Research S.A.	Advisory services	—	—	(474)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(39)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees (*)	(15,625)	—	(1,994)
Inmobiliaria Gabriela S.A	Other services	(809)	—	(121)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,537)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	46	(248)
Itaú Chile Inv. Serv. y Administración S.A.	Leases (*)	(441)	—	(220)
Itaú Unibanco	Business management reimbursement	349	2,051	—
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(3,037)
Pulso Editorial S.A.	Publishing services	—	—	(23)
Redbanc S.A.	ATM management	—	—	(3,388)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	3,379	—	(2,319)
Transbank S.A.	Credit card management	—	—	(14,208)

(*)As of and for the year ended December 31, 2019, due to the adoption of IFRS 16, leases are recognized as a financial obligation and a right-of-use asset. See Note 1 letter s). For disclosure purposes we have included the unpaid balance of the liability and the interest expense.

Note 34 - Related Party Transactions, continued

		As of and for the year ended December 31, 2018
		Balances receivable	Effect on income (loss)
Name or Corporate Name	Description	(payable)	Income	Expense
		MCh$	MCh$	MCh$
Adexus S.A.	Data transmission services	—	—	(254)
Bcycle Latam SPA	Administrative consulting	—	—	(4,048)
Bolsa de Comercio de Santiago	Other services	—	—	(204)
CAI Gestion Inmobiliaria S.A.	Department stores	—	—	(103)
Combanc S.A.	Data transmission services	—	—	(350)
Comder Contraparte Central S.A	Banking services	—	—	(902)
Corp Group Holding Inversiones Limitada	Advisory services	—	—	(408)
Corp Imagen y diseños S.A.	Marketing	—	—	(99)
Corp Research S.A.	Advisory services	—	—	(463)
Everis Chile S.A.	Advisory services	—	—	(906)
Hotel Corporation of Chile S.A.	Hotel, events	—	—	(94)
Inmobiliaria Edificio Corpgroup S.A.	Office lease and building fees	—	—	(4,693)
Instituto de Estudios Bancarios Guillermo Subercaseaux	Education services	—	—	(121)
Inversiones Corp Group Interhold Ltda.	Administrative consulting	—	—	(2,476)
Itaú Chile Cía. de Seguros de Vida S.A.	Life insurance	—	93	(706)
Itaú Chile Inv. Serv. y Administración S.A.	Leases	—	204	(141)
Operadora de Tarjeta de Crédito Nexus S.A.	Credit card management	—	—	(2,909)
Pulso Editorial S.A	Publishing services	—	—	(471)
Redbanc S.A.	ATM management	—	—	(3,002)
SMU S.A., Rendic Hnos. S.A.	Lease of ATM (Note 17)	5,698	—	(2,262)
Transbank S.A.	Credit card management	—	—	(15,469)
VIP Asesorias y Servicios Integrales Ltda.	Advisory services	—	—	(129)

These transactions were carried out at normal market prices prevailing at the day of the transactions.

c)    Donations

		For the years ended December 31,
Name or corporate name	Description	2020	2019	2018
		MCh$	MCh$	MCh$
Fundación Corpgroup Centro Cultural	Donations	1,556	1,325	1,225
Fundación Descúbreme	Donations	235	204	194
Fundación Itaú	Donations	196	170	157

d)    Other assets and liabilities with related parties.

	As of December 31,
	2020	2019
	MCh$	MCh$
ASSETS	34,416	28,474
Derivative financial instruments	33,875	27,458
Other assets	541	1,016
LIABILITIES	447,306	420,273
Derivative financial instruments	2,778	1,565
Current accounts and demand deposits	179,067	34,416
Time deposits and saving accounts	239,709	354,794
Other liabilities	25,752	29,498

Note 34 - Related Party Transactions, continued

e)    Results of transactions with related parties

	For the years ended December 31,
	2020		2019		2018
Type of recognized income or expense	Income	Expenses	Income	Expenses	Income	Expenses
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest and readjustments income (expenses)	8,532	(4,955)	11,269	(7,328)	3,748	(2,970)
Fee and commissions income and (expenses)	504	—	3,232	—	829	—
Net income (loss) from financial operations	26,636	(10,033)	2,585	(888)	1,146	(501)
Operational support related income	500	—	901	—	1,075	—
Other income and (expenses)	211	(310)	207	(327)	84	(222)
Totals	36,383	(15,298)	18,194	(8,543)	6,882	(3,693)

f)    Payments to Board members and key management personnel.

Compensation received by key personnel of Management as follow:

	As of December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Short-term employee benefits	31,868	31,364	31,892
Post-employment benefits	—	—	—
Other long-term benefits	—	—	—
Compensation for termination of contract	931	799	1,337
Totals	32,799	32,163	33,229

g)    Key personnel

As of December 31, 2020 and 2019, the headcount of the Bank's key staff is composed as follows:

	Number of executives
	As of December 31,
Position	2020	2019
Board Member	14	14
Chief Executive Officer	10	10
Corporate Director	24	25
Area Manager	146	162
Manager	128	143

Note 34 - Related Party Transactions, continued

h)    Transactions with key personnel

The next transactions has been realized during the years ended December 31, 2020 and 2019:

	As of December 31,
	2020	2019
	MCh$	MCh$
Credits cards	115	122
Consumer loans	389	421
Commercial loans	534	546
Mortgage loans	366	826